Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Contractual Remuneration with Officers and Directors	Contractual remuneration with Officers and Directors are as follows:
As of March 31, 2026
2027	$941
2028	233
2029	-
2030	-
2031	-
Total	$1,174